Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
X-SQUARE MUNICIPAL INCOME ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	X- Square Municipal Income ETF
Average Annual Return, Percent	12.85%	8.53%
Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index
Average Annual Return, Percent	17.38%	10.03%